Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	Lumos Networks Corp.
Entity Central Index Key	0001520744
Trading Symbol	LMOS
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		21,553,947
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 144,687,102